PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

7. PROPERTY, PLANT AND EQUIPMENT

			Leasehold	Production
Cost	Land	Building	Improvements	Equipment	Prototypes	ROU Asset	Total
Balance, December 31, 2022	$12,558	$2,963,983	$43,715	$1,032,070	$3,338,889	$316,470	$7,707,685
Additions	-	-	-	-	665,496	-	665,496
Disposals	-	-	-	-	(79,010)	-	(79,010)
Balance, December 31, 2023	$12,558	$2,963,983	$43,715	$1,032,070	$3,925,375	$316,470	$8,294,171
Additions	-	-	-	69,245	758,454	219,408	1,047,107
Disposals	-	-	-	(134,121)	-	-	(134,121)
Lease reduction (Note 9)	-	-	-	-	-	(162,238)	(162,238)
Impairment (Note 18)	-	-	-	(55,047)	(585,843)	-	(640,890)
Transfer to assets held for sale (Note 18)	-	-	-	(10,425)	(79,294)	-	(89,719)
Balance, December 31, 2024	$12,558	$2,963,983	$43,715	$901,722	$4,018,692	$373,640	$8,314,310
Accumulated Amortization
Balance, December 31, 2022	$-	$883,171	$43,715	$771,589	$2,498,589	$233,359	$4,430,423
Amortization	-	81,992	-	48,317	590,784	66,489	787,582
Disposals	-	-	-	-	(79,010)	-	(79,010)
Balance, December 31, 2023	$-	$965,163	$43,715	$819,906	$3,010,363	$299,848	$5,138,995
Amortization	-	78,762	-	48,557	1,008,328	74,001	1,209,648
Disposals	-	-	-	(79,878)	-	(117,004)	(196,882)
Balance, December 31, 2024	$-	$1,043,925	$43,715	$788,585	$4,018,691	$256,845	$6,151,761
Carrying Value
December 31, 2024	$12,558	$1,920,058	$-	$113,137	$1	$116,795	$2,162,549
December 31, 2023	$12,558	$1,998,820	$-	$212,164	$915,012	$16,622	$3,155,176

Included in inventory is $nil (2023 - $2,077; 2022 - $3,025) of amortization related to property, plant and equipment.

Included in cost of goods sold is $91,898 (2023 - $107,631; 2022 - $118,654) of amortization related to property, plant and equipment.

Included in amortization expense is $16,217 (2023 - $12,299; 2022 - $320,926) of amortization related to property, plant and equipment.

Included in research expense (in net loss from discontinued operations) is $986,307 (2023 - $589,999; 2022 - $525,916) of amortization related to property, plant and equipment.